Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement dated February 26, 2013 to the
Statutory Prospectuses for Administrative Class, Institutional Class and Class A, Class B, Class C, Class D,
Class P and Class R Shares of all series of Allianz Funds except for AllianzGI Money Market Fund
Dated August 29, 2012 (as revised January 28, 2013)
Disclosure Relating to AllianzGI Opportunity Fund
Effective March 8, 2013, within the Fund Summary relating to AllianzGI Opportunity Fund (the “Fund”), the subsection entitled “Management of the Fund — Portfolio Managers” is hereby revised to remove all references to Eric Sartorius as a portfolio manager of the Fund.
Effective March 8, 2013, The information relating to the Fund contained in the table in the subsection “Management of the Funds — Sub-Advisers — AGI U.S.” is hereby revised to remove all references to Eric Sartorius as a portfolio manager of the Fund.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement dated February 26, 2013
to the Statement of Additional Information (the “SAI”)
of all series of Allianz Funds except for AllianzGI Money Market Fund
Dated August 29, 2012 (as revised January 28, 2013)
Disclosure Relating to AllianzGI Opportunity Fund
Effective March 8, 2013, the subsection captioned “AGI U.S.” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to remove all references to Eric Sartorius as a portfolio manager of the AllianzGI Opportunity Fund.
Please retain this Supplement for future reference.